Defined benefit plans - Expense Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	$ 1,063	$ 1,082	$ 554
Actuarial (gains)/losses arising from demographic assumption	0	(650)	0
Actuarial (gains)/losses arising from financial assumptions	(4,272)	(376)	301
Return on plan assets excl. interest income	1,770	(513)	3
Expense recognized in other comprehensive income	$ (1,439)	$ (457)	$ 858